FINANCIAL INSTRUMENTS - Interest Expense Relating to Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Interest expense calculated using the effective interest rate method	$ 31,040	$ 19,020	$ 8,186